Contractual Assets with Customers - Exclusive Rights - Summary of Contractual Assets with Customers Exclusive Rights Balance and Changes (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contract assets [line items]
Initial balance	R$ 1,465,989	R$ 1,518,477	R$ 1,502,360
Additions	549,085	330,068	390,177
Amortization	(289,436)	(355,250)	(371,825)
Transfer	(19,307)	(27,306)	(2,235)
Final balance	1,706,331	R$ 1,465,989	R$ 1,518,477
Current	478,908
Non-current	R$ 1,227,423